USAA MUTUAL FUNDS TRUST

USAA Aggressive Growth Fund

USAA Capital Growth Fund

USAA Growth & Income Fund

USAA Growth Fund

USAA High Income Fund

USAA Income Fund

USAA Intermediate-Term Bond Fund

USAA Income Stock Fund

USAA Money Market Fund

USAA Science & Technology Fund

USAA Short-Term Bond Fund

USAA Small Cap Stock Fund

USAA Value Fund

Supplement dated August 2, 2021

to the Statement of Additional Information ("SAI")

dated December 1, 2020, as Supplemented

_________________

USAA Extended Market Index Fund

USAA 500 Index Fund

USAA Nasdaq-100 Index Fund

USAA Global Managed Volatility Fund

USAA Ultra Short-Term Bond Fund

Supplement dated August 2, 2021

to the Statement of Additional Information ("SAI")

dated May 1, 2021

USAA Cornerstone Conservative Fund

USAA Cornerstone Moderately Conservative Fund

USAA Cornerstone Moderate Fund

USAA Cornerstone Moderately Aggressive Fund

USAA Cornerstone Aggressive Fund

USAA Cornerstone Equity Fund

USAA Emerging Markets Fund

USAA Growth and Tax Strategy Fund

USAA Government Securities Fund

USAA International Fund

USAA Precious Metals and Minerals Fund

USAA Sustainable World Fund

USAA Managed Allocation Fund

USAA Treasury Money Market Trust

Supplement dated August 2, 2021

to the Statement of Additional Information ("SAI")

dated October 1, 2020, as Supplemented

_________________

USAA Target Retirement Income Fund

USAA Target Retirement 2030 Fund

USAA Target Retirement 2040 Fund

USAA Target Retirement 2050 Fund

USAA Target Retirement 2060 Fund

Supplement dated August 2, 2021

to the Statement of Additional Information ("SAI")

dated May 1, 2021

Effective July 31, 2021, Colin Kinney was elected the Chief Compliance Officer for the Funds in replacement of Amy Campos. In addition, Sean Fox was added as the Deputy Chief Compliance Officer. All references to Ms. Campos hereby are deleted, and Mr. Kinney's and Mr. Fox's information is listed as follows:

Term of Office and
Name and	Position(s) Held	Length of Time	Principal Occupation(s) Held
Date of Birth	with Fund	Served	During the Past Five Years
Colin Kinney	Chief Compliance	July 2021	Chief Compliance Officer, the
(October 1973)	Officer		Adviser (since 2013), Chief
Compliance Officer, Victory Funds
(since 2017), and Chief Risk Officer,
the Adviser (2009-2017).
Sean Fox	Deputy Chief	July 2021	Sr. Compliance Officer, the Adviser
(September 1976)	Compliance Officer		(2019-2021), Compliance Officer, the
Adviser (2015-2019).

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

SAI-SUP(0821)